Schedule of Condensed Parent Company’s Statements of Income and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
GENERAL AND ADMINISTRATION EXPENSE	$ 3,152,568	$ 2,392,279
NET INCOME	3,685,000	3,568,968
TOTAL COMPREHENSIVE INCOME	3,685,000	3,568,968
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
EQUITY INCOME OF SUBSIDIARIES	3,702,468	3,568,968
GENERAL AND ADMINISTRATION EXPENSE	(17,468)
NET INCOME	3,685,000	3,568,968
TOTAL COMPREHENSIVE INCOME	$ 3,685,000	$ 3,568,968